Stockholders’ Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of share-based compensation expense

The following table shows share-based compensation expense included in the consolidated statement of operations for the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018
Research and Development	$90,000	$—
General and Administrative	$185,878	$10,077

Schedule of outstanding and exercisable options

The following is a summary of outstanding and exercisable options:

	Number of Shares	Weighted Average Exercise Price
Balance at December 31, 2019	100,000	$2.00
Issued	6,050,000	0.57
Expired	—	—
Balance at June 30, 2020	6,150,000	$0.59

Schedule of outstanding and exercisable warrants

The following is a summary of outstanding and exercisable warrants:

	Number of Shares	Weighted Average Exercise Price
Balance at December 31, 2019	100,000	$3.26
Issued	302,051	1.71
Expired	—	—
Balance at June 30, 2020	402,051	$1.11

The following is a summary of outstanding and exercisable warrants:

	Number of Shares	Weighted Average Exercise Price
Balance at December 31, 2017	—	—
Issued	—	—
Expired	—	—
Balance at December 31, 2018	—	—
Issued	100,000	3.26
Expired	—	—
Balance at December 31, 2019	100,000	3.26

Option [Member]
Schedule of share-based payment award, stock options, valuation assumptions

The fair value of the options is estimated using a Black-Scholes Options Pricing Model with the following assumptions:

Market value of common stock on issuance date	$0.40 - 0.57
Exercise price	$0.57 - 2.00
Expected volatility	100% - 138%
Expected term (in years)	5 - 10
Risk-free interest rate	0.64% – 1.73
Expected dividend yields	—

The fair value of the options is estimated using a Black-Scholes Options Pricing Model with the following assumptions:

Market value of common stock on issuance date	$0.40
Exercise price	$2.00
Expected volatility	100%
Expected term (in years)	5
Risk-free interest rate	1.73%
Expected dividend yields	—